                              ---------------------
                              STATE STREET RESEARCH
                              ---------------------

                    ----------------------------------------
                    INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
                    ----------------------------------------

                    ANNUAL REPORT

                    February 28, 1999

                                  -------------
                                  WHAT'S INSIDE
                                  -------------

                                   INVESTMENT UPDATE

                                   About the Fund,
                                   economy and markets

                                   FUND INFORMATION

                                   Facts and figures

                                   PLUS, COMPLETE PORTFOLIO HOLDINGS
                                   AND FINANCIAL STATEMENTS

    [DALBAR LOGO]

  For Excellence
        in
Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

------------------------------------------------------------------------------
INVESTMENT UPDATE
------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The last three months saw a continuation of robust economic growth in the United States. Inflation remained very low, but strong growth figures pushed up long-term interest rates from their recent lows. Even so, the U.S. housing market remained solid, consumer confidence was high, and retail sales were strong.

o While international markets generally matter less to the individual companies that the Fund tends to invest in, events overseas have important implications for the U.S. economy. The economic turmoil in Asia and Latin America has benefited our economy by lowering prices paid for imports, which has helped keep inflation and interest rates low. However, demand for U.S. products from abroad has declined which has hurt exporting companies and placed downward pressure on corporate earnings.

THE MARKETS
o The S&P 500 gained 6.76% over the three months ended February 28, 1999.(1) The Dow Jones Industrial Average flirted with the 10,000 mark early in January, but backed off. Much of the market's gains were concentrated in a handful of large, high- profile consumer companies and technology upstarts.

o The Russell 2000 Value Index, a measure of small capitalization value stocks, returned -6.09% for the three months ended February 28, 1999.(1) Small capitalization stocks continued to be out of favor, as investors paid premium prices for the perceived stability of larger stocks.

THE FUND
SINCE THE FUND'S INCEPTION
o Since the Fund's inception on November 30, 1998, Class A shares returned -5.09% vs. -6.09% for the Russell 2000 Value Index.

o Our quantitative stock selection process helped us to discover positive contributors, including Safeguard Scientifics, a venture capital firm that provides capital to technology companies and brings them public. Another strong performer was RichFood Holdings, a food company which successfully expanded its retail operations after many years of specializing in wholesaling.

o Performance was hurt by First American Financial and LandAmerica Financial Group, providers of real estate title insurance services, as investors worried that the housing market was peaking. The stock price of United Stationers, wholesaler of office products, fell on concerns about slower sales growth.

CURRENT STRATEGY
o The Fund will continue to look for stocks with attractive valuations and growth prospects, using a quantitative approach.

February 28, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show below average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -5.30% for Class B(1) shares; -5.30% for Class B shares; -5.30% for Class C shares; -5.09% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4) Performance reflects maximum 5.75% Class A share front-end sales charge or 5% Class B(1) and Class B shares or 1% Class C share contingent deferred sales charges, where applicable.

(5) Aggregate total returns; not annualized.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended February 28, 1999)
--------------------------------------------------------------------------------

AGGREGATE TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------
                                                LIFE OF FUND
                                             (since 11/30/98)
Class A                                           -10.55%
-------------------------------------------------------------
Class B(1)                                        -10.04%
-------------------------------------------------------------
Class B                                           -10.04%
-------------------------------------------------------------
 Class C                                          - 6.25%
-------------------------------------------------------------
 Class S                                          - 5.09%
-------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 ALASKA AIR GROUP Airline                                  1.1%
 2 FELCOR LODGING Real estate investment trust               1.0%
 3 TECUMSEH PRODUCTS Refrigeration products                  1.0%
 4 INFORMIX Database software                                1.0%
 5 HOSPITALITY PROPERTIES Real estate investment trust       1.0%
 6 SFX ENTERTAINMENT Event producer                          1.0%
 7 NEW PLAN EXCEL REALTY Real estate investment trust        1.0%
 8 ZALE Jewelry stores                                       1.0%
 9 BALL Containers                                           1.0%
10 HSB GROUP Insurance, engineering                          0.9%

These securities represent an aggregate of 10.0% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

REAL ESTATE INVESTMENT TRUSTS                               12.8%
BANKS & SAVINGS & LOANS                                      9.1%
INSURANCE                                                    6.4%
ELECTRIAL                                                    6.3%
RETAIL                                                       5.0%
Total: 39.6%

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------
February 28, 1999

                                                                       VALUE
                                                       SHARES         (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.4%
AUTOMOBILES & TRANSPORTATION 6.1%
AIR TRANSPORT 2.1%
Alaska Air Group Inc.* ...........................      1,000     $     50,687
America West Holdings Corp. Cl. B* ...............      1,700           28,900
Amtran Inc.* .....................................        300            6,638
Mesa Air Group, Inc.* ............................      1,000            6,813
Transport World Airlines, Inc.* ..................      1,500            8,906
                                                                  ------------
                                                                       101,944
                                                                  ------------
AUTOMOTIVE PARTS 1.6%
A.O. Smith Corp. .................................        600           12,788
Arvin Industries Inc. ............................        900           32,625
MascoTech, Inc. ..................................      1,500           22,687
Standard Motor Products, Inc. Cl. A ..............        300            6,431
                                                                  ------------
                                                                        74,531
                                                                  ------------
MISCELLANEOUS TRANSPORTATION 0.6%
Avondale Industries Inc.* ........................        300            9,262
Greyhound Lines Inc.* ............................      2,600           16,575
                                                                  ------------
                                                                        25,837
                                                                  ------------
RECREATIONAL VEHICLES & BOATS 0.3%
Thor Industries, Inc.* ...........................        300            7,425
Winnebago Industries, Inc. .......................        600            8,250
                                                                  ------------
                                                                        15,675
                                                                  ------------
TIRES & RUBBER 0.1%
Standard Products Co. ............................        400            6,000
                                                                  ------------
TRUCKERS 1.4%
Consolidated Freightways Corp.* ..................        600            8,700
J.B. Hunt Transport Services Inc.* ...............        800           18,800
Landstar Systems Inc.* ...........................        400           15,087
Roadway Express Inc. .............................        500            7,688
Yellow Corp. .....................................      1,000           17,875
                                                                  ------------
                                                                        68,150
                                                                  ------------
Total Automobiles & Transportation ...............                     292,137
                                                                  ------------
CONSUMER DISCRETIONARY 12.9%
ADVERTISING AGENCIES 0.4%
ADVO Inc.* .......................................      1,000           20,000
                                                                  ------------
COMMERCIAL SERVICES 1.2%
Borg Warner Security Corp.* ......................        400            7,275
Midas, Inc. ......................................        500           15,812
Novacare Employee Services, Inc.* ................      1,300            7,922
United Stationers Inc.* ..........................      1,600           29,300
                                                                  ------------
                                                                        60,309
                                                                  ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.2%
GC Companies, Inc.* ..............................        200            6,875
SFX Entertainment, Inc. Cl. A* ...................        800           48,900
                                                                  ------------
                                                                        55,775
                                                                  ------------
CONSUMER PRODUCTS 0.7%
Gibson Greetings, Inc. ...........................        700            5,797
L.S. Starrett Co. Cl. A ..........................        300            8,944
Toro Co. .........................................        600           17,925
                                                                  ------------
                                                                        32,666
                                                                  ------------
CONSUMER SERVICES 0.1%
Amerco* ..........................................        300            6,675
                                                                  ------------
HOUSEHOLD FURNISHINGS 1.0%
Bassett Furniture Industries Inc. ................        300            6,450
Enesco Group Inc. ................................        700           11,594
Haverty Furniture Companies, Inc.* ...............        400            9,000
Mikasa, Inc.* ....................................        700            6,869
Springs Industries, Inc. .........................        400           13,300
                                                                  ------------
                                                                        47,213
                                                                  ------------
LEISURE TIME 0.7%
Bally Total Fitness Holding Corp.* ...............        700           15,750
Musicland Stores Inc.* ...........................      1,500           17,719
                                                                  ------------
                                                                        33,469
                                                                  ------------
PHOTOGRAPHY 0.2%
CPI Corp. ........................................        400            8,750
                                                                  ------------
RESTAURANTS 0.5%
Advantica Restaurant Group Inc.* .................      1,200            6,000
Bob Evans Farms, Inc. ............................        900           19,406
                                                                  ------------
                                                                        25,406
                                                                  ------------
RETAIL 5.0%
Ames Department Stores Inc.* .....................        700           21,000
Blair Corp. ......................................        400            7,675
Burlington Coat Factory Warehouse Corp. ..........        500            6,438
Cato Corp. Cl. A .................................        600            5,700
Charming Shoppes, Inc. ...........................      3,900           13,162
Elder-Beerman Stores Corp.* ......................        500            3,953
Fingerhut Companies, Inc. ........................      1,500           36,844
Handleman Co. ....................................      1,400           18,112
Hanover Direct Inc.* .............................      3,200           10,000
Homebase Inc.* ...................................      1,400            7,263
Michaels Stores Inc.* ............................        900           15,412
Shopko Stores, Inc.* .............................        800           25,200
Spiegel, Inc. Cl. A ..............................      2,000           14,250
Syms Corp. .......................................        800            6,350
Zale Corp.* ......................................      1,400           46,375
                                                                  ------------
                                                                       237,734
                                                                  ------------
SHOES 0.3%
Brown Group Inc. .................................        400            6,250
Justin Industries Inc.* ..........................        600            6,413
                                                                  ------------
                                                                        12,663
                                                                  ------------
TEXTILE APPAREL MANUFACTURERS 1.6%
Guess Inc.* ......................................      2,200           15,125
Kellwood Co. .....................................      1,000           25,562
Oshkosh B' Gosh, Inc. Cl. A ......................        300            5,700
Oxford Industries, Inc. ..........................        300            6,975
Russell Corp. ....................................      1,100           21,450
                                                                  ------------
                                                                        74,812
                                                                  ------------
Total Consumer Discretionary .....................                     615,472
                                                                  ------------
CONSUMER STAPLES 3.8%
DRUG & GROCERY STORE CHAINS 1.6%
Great Atlantic & Pacific Tea Inc. ................        500           15,781
Ingles Markets Inc. Cl. A* .......................        700            8,356
Longs Drug Stores Corp. ..........................      1,200           43,425
Southland Corp.* .................................      4,400            7,288
                                                                  ------------
                                                                        74,850
                                                                  ------------
FOODS 1.4%
Chiquita Brands International Inc. ...............      1,300           11,212
International Multifoods Corp. ...................        600           12,975
RichFood Holdings, Inc. ..........................      1,500           35,625
Riviana Foods, Inc. ..............................        400            8,600
                                                                  ------------
                                                                        68,412
                                                                  ------------
TOBACCO 0.8%
Universal Corp. ..................................      1,300           35,344
                                                                  ------------
Total Consumer Staples ...........................                     178,606
                                                                  ------------
FINANCIAL SERVICES 31.7%
BANKS & SAVINGS & LOAN 9.1%
Andover Bancorp Inc. .............................        300            9,000
BancorpSouth Inc. ................................      1,600           26,900
BancWest Corp. ...................................        900           35,269
Bank Plus Corp.* .................................      2,000            8,750
Bay View Capital Corp. ...........................        800           15,950
Brenton Banks Inc. ...............................        500            7,813
Brookline Bancorp Inc. ...........................        700            8,138
Chemical Financial Corp. .........................        375           11,578
Community Trust Bancorp Inc.* ....................        400            9,362
Farmers Capital Bank Corp.* ......................        200            6,688
First Citizens Bancshares Inc. Cl. A* ............        200           15,975
First Commonwealth Financial Corp.* ..............        600           12,937
First Indiana Corp.* .............................        400            7,775
First Midwest Bancorp Inc. .......................      1,000           36,562
First Western Bancorp Inc. .......................        500           15,500
FirstFed Financial Corp.* ........................        900           15,244
Jefferson Savings Bancorp, Inc.* .................        600            8,363
Local Financial Corp.* ...........................      1,000           10,125
Mahoning National Bancorp Inc.* ..................        300            8,175
Michigan Finance Corp.* ..........................        200            6,100
MidAmerica Bancorp* ..............................        300            8,231
One Valley Bancorp, Inc. .........................      1,100           35,750
PBOC Holdings, Inc.* .............................        800            7,700
Peoples Holding Co. ..............................        300           10,012
Riggs National Corp. .............................        700           12,950
The Trust Co. of New Jersey* .....................        600           14,550
Trustco Bank Corp.* ..............................      1,100           29,700
UMB Financial Corp.* .............................        700           30,712
USBancorp, Inc. ..................................        400            7,050
                                                                  ------------
                                                                       432,859
                                                                  ------------
INSURANCE 6.4%
AmerUs Life Holdings Inc. ........................        700           14,700
Argonaut Group Inc. ..............................        600           14,888
Arthur J. Gallagher & Co.* .......................        600           28,650
Chicago Title Corp.* .............................        600           21,037
Commerce Group Inc.* .............................        800           21,400
Crawford & Co. Cl. B .............................      1,000           11,375
Foremost Corp. ...................................        800           15,400
Harleysville Group Inc.* .........................        400            8,200
Hilb Rogal & Hamilton Co.* .......................        400            6,925
HSB Group, Inc. ..................................      1,200           44,400
Kansas City Life Insurance Co. ...................        100            8,275
Liberty Corp.* ...................................        300           15,131
Midland Co.* .....................................        300            7,163
National Western Life Insurance Co. Cl. A* .......        100           10,600
NYMAGIC, Inc. ....................................        400            5,925
PMA Capital Corp. Cl. A ..........................        400            7,975
Selective Insurance Group Inc.* ..................        800           14,575
State Auto Financial Corp.* ......................        700            8,181
TIG Holdings Inc. ................................      1,900           30,400
United Fire Casualty Co.* ........................        200            5,775
Zenith National Insurance Corp.* .................        300            6,919
                                                                  ------------
                                                                       307,894
                                                                  ------------
MISCELLANEOUS FINANCIAL 1.0%
Advest Group Inc. ................................        300            5,963
Fidelity National Financial Inc.* ................        880           17,600
LandAmerica Financial Group Inc.* ................        700           25,156
United Community Financial Corp. .................      2,000              875
                                                                  ------------
                                                                        49,594
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS 12.8%
American Health Properties Inc. ..................        700           13,344
Anthracite Capital Inc. ..........................      1,100            8,044
Bradley Real Estate Inc. .........................        800           15,300
Cabot Industrial Trust ...........................        800           15,200
Capital Automotive REIT ..........................        600            7,125
CBL & Associates Properties Inc. .................      1,000           24,937
Commercial Net Lease Realty Inc.* ................      1,100           13,612
CRIIMI MAE, Inc.* ................................      2,100            6,169
Dynex Capital Inc.* ..............................      1,700            5,313
Entertainment Properties Trust ...................        400            6,850
Essex Property Trust, Inc. .......................        500           14,125
FelCor Lodging Trust Inc.* .......................      2,100           49,612
Franchise Finance Corp. of America ...............      2,000           44,000
Health Care REIT, Inc.* ..........................      1,100           25,506
Hospitality Properties Trust .....................      1,900           48,925
Imperial Credit Commercial Mortgage Investment Cor      1,600           14,500
IRT Property Co.* ................................        800            7,250
Irvine Apartment Communities Inc.* ...............        600           19,725
LaSalle Hotel Properties Trust* ..................        600            7,163
Laser Mortgage Management Inc.* ..................      1,400            6,563
LTC Properties, Inc. .............................        900           11,250
MGI Properties, Inc. .............................        600           16,837
National Health Investors, Inc. ..................        900           22,950
New Plan Excel Realty Trust Inc. .................      2,300           47,725
Omega Healthcare Investors, Inc. .................        800           18,500
Pacific Gulf Properties, Inc. ....................        800           16,100
Parkway Properties, Inc. .........................        300            7,913
Pennsylvania Real Estate Investment Trust ........        400            7,625
Prentiss Properties Trust ........................      1,100           22,000
Prime Group Realty Trust .........................        500            6,875
Storage Trust Realty* ............................        400            8,600
Storage USA, Inc. ................................        800           22,650
Thornburg Mortgage Asset Corp.* ..................        900            8,494
TriNet Corporate Realty Trust, Inc. ..............        900           22,669
Westfield America Inc.* ..........................        900           15,862
                                                                  ------------
                                                                       609,313
                                                                  ------------
RENTAL & LEASING SERVICES: COMMERCIAL 1.1%
Amplicon Inc. ....................................        500            6,250
Avis Rent A Car, Inc.* ...........................        800           18,350
Leasing Solutions Inc.* ..........................      2,100            7,613
Xtra Corp. .......................................        500           19,937
                                                                  ------------
                                                                        52,150
                                                                  ------------
SECURITIES BROKERAGE & SERVICES 1.3%
Dain Rauscher Corp.* .............................        400           12,650
Everen Capital Corp.* ............................        300            6,450
First American Financial Corp. ...................      1,500           35,156
Freedom Securities Corp. .........................        500            7,625
                                                                  ------------
                                                                        61,881
                                                                  ------------
Total Financial Services .........................                   1,513,691
                                                                  ------------
HEALTH CARE 3.9%
DRUGS & BIOTECHNOLOGY 1.6%
Amerisource Health Corp. Cl. A* ..................        200           14,925
Bindley Western Industries Inc. ..................      1,000           26,313
Priority Healthcare Corp. Cl. B* .................        448           17,444
West Pharmaceutical Services Inc.* ...............        500           16,531
                                                                  ------------
                                                                        75,213
                                                                  ------------
HEALTH CARE FACILITIES 0.8%
Laboratory Corporation of America Holdings* ......      6,100           11,056
Mariner Post Acute Network Inc.* .................      1,900            4,156
National Healthcare Corp.* .......................        500            5,188
Quest Diagnostics, Inc.* .........................        900           19,237
                                                                  ------------
                                                                        39,637
                                                                  ------------
HEALTH CARE SERVICES 0.9%
Coventry Health Care Inc.* .......................      2,200           23,581
Magellan Health Services Inc.* ...................        900            6,131
Mid Atlantic Medical Services, Inc. ..............      1,800           14,063
                                                                  ------------
                                                                        43,775
                                                                  ------------
HOSPITAL SUPPLY 0.6%
Bio Rad Laboratories, Inc. Cl. A* ................        400            8,000
Datascope Corp.* .................................        400           10,450
Owens & Minor Inc. ...............................        500            6,375
Sunrise Medical, Inc.* ...........................        600            4,350
                                                                  ------------
                                                                        29,175
                                                                  ------------
Total Health Care ................................                     187,800
                                                                  ------------
INTEGRATED OILS 0.8%
INTEGRATED DOMESTIC 0.6%
Equitable Resources, Inc. ........................        500           12,937
Holly Corp. ......................................        100            1,256
Pennzoil-Quaker State Co. ........................        984           12,239
                                                                  ------------
                                                                        26,432
                                                                  ------------
INTEGRATED INTERNATIONAL 0.2%
Tesoro Petroleum Corp.* ..........................      1,200            9,600
                                                                  ------------
Total Integrated Oils ............................                      36,032
                                                                  ------------
MATERIALS & PROCESSING 12.4%
AGRICULTURE 0.2%
Agribrands International, Inc.* ..................        300            9,300
                                                                  ------------
BUILDING & CONSTRUCTION 0.4%
Ameron International Corp. .......................        200            7,850
Thomas Industries, Inc.* .........................        500            8,531
                                                                  ------------
                                                                        16,381
                                                                  ------------
CHEMICALS 3.3%
A. Schulman, Inc. ................................      1,200           19,800
Carbide/Graphite Group, Inc.* ....................        600            7,275
Chemed Corp. .....................................        200            5,912
Dexter Corp. .....................................        900           24,975
Ethyl Corp. ......................................      2,800           13,650
Geon Co. .........................................        700           15,969
H.B. Fuller Co. ..................................        600           25,425
M.A. Hanna Co. ...................................      1,900           20,900
NCH Corp. ........................................        100            5,050
NL Industries, Inc. ..............................        600            5,813
Penford Corp. ....................................        500            7,125
Stepan Chemical Co.* .............................        300            7,087
                                                                  ------------
                                                                       158,981
                                                                  ------------
CONTAINERS & PACKAGING 0.2%
Apogee Enterprises, Inc. .........................      1,300           11,375
                                                                  ------------
DIVERSIFIED MANUFACTURING 1.5%
ACX Technologies Inc.* ...........................        600            7,463
Ball Corp. .......................................      1,100           46,062
Maxxam Inc.* .....................................        200           11,700
Primex Technologies, Inc. ........................        200            8,312
                                                                  ------------
                                                                        73,537
                                                                  ------------
ENGINEERING & CONTRACTING SERVICES 0.6%
Aqua Alliance Inc. Cl. A* ........................      8,200           11,788
Jacobs Engineering Group, Inc.* ..................        400           15,825
                                                                  ------------
                                                                        27,613
                                                                  ------------
FOREST PRODUCTS 1.4%
Longview Fibre Co. ...............................      2,400           27,150
Potlatch Corp. ...................................      1,200           41,625
                                                                  ------------
                                                                        68,775
                                                                  ------------
MISCELLANEOUS MATERIALS & PROCESSING 0.6%
American Business Products Inc. ..................        700           12,644
Quanex Corp. .....................................        400            7,000
Roanoke Electric Steel Corp. .....................        600            8,137
                                                                  ------------
                                                                        27,781
                                                                  ------------
NON-FERROUS METALS 0.9%
A.M. Castle & Co.* ...............................        400            5,450
ASARCO Inc. ......................................      1,400           19,775
Brush Wellman, Inc. ..............................        500            7,188
Metals USA, Inc.* ................................        900            8,212
                                                                  ------------
                                                                        40,625
                                                                  ------------
OFFICE SUPPLIES 0.1%
Hunt Corp. .......................................        600            6,113
                                                                  ------------
PAPER & FOREST PRODUCTS 0.5%
Chesapeake Corp. .................................        800           25,200
                                                                  ------------
REAL ESTATE & CONSTRUCTION 0.5%
Castle & Cooke Inc.* .............................        500            7,750
Webb Corp. .......................................        600           13,500
                                                                  ------------
                                                                        21,250
                                                                  ------------
STEEL 1.8%
Alaska Steel Holding Corp. .......................      1,400           30,537
Armco, Inc.* .....................................      4,100           20,500
Rouge Industries, Inc. Cl. A .....................      1,000            9,938
Ryerson Tull, Inc. ...............................        900           16,425
WHX Corp.* .......................................        800            6,950
                                                                  ------------
                                                                        84,350
                                                                  ------------
TEXTILE & PRODUCTS 0.4%
Cone Mills Corp.* ................................      1,800            8,775
Foamex International Inc.* .......................        700            6,738
Galey & Lord Inc.* ...............................        700            3,281
                                                                  ------------
                                                                        18,794
                                                                  ------------
Total Materials & Processing .....................                     590,075
                                                                  ------------
OTHER 1.5%
MULTI-SECTOR 1.5%
Commercial Intertech Corp. .......................        400            4,900
Eastern Enterprises ..............................        800           30,750
Gencorp Inc. .....................................      1,000           20,062
Sequa Corp. Cl. A* ...............................        200            9,413
Valhi, Inc.* .....................................        600            6,900
                                                                  ------------
                                                                        72,025
                                                                  ------------
Total Other ......................................                      72,025
                                                                  ------------
OTHER ENERGY 2.2%
GAS PIPELINES 0.4%
Aquila Gas Pipeline Corp. ........................        900            7,875
North Carolina Natural Gas Corp. .................        200            6,400
Transmontaigne, Inc.* ............................        600            6,525
                                                                  ------------
                                                                        20,800
                                                                  ------------
MISCELLANEOUS ENERGY 0.2%
Arch Coal, Inc. ..................................        900            9,844
                                                                  ------------
OFFSHORE DRILLING 0.4%
Seacor Smit, Inc.* ...............................        500           19,688
                                                                  ------------
OIL & GAS PRODUCERS 0.6%
Benton Oil & Gas Co.* ............................      2,100            6,431
Frontier Oil Corp.* ..............................      1,400            7,350
Santa Fe Energy Resources, Inc. ..................      2,900           15,225
                                                                  ------------
                                                                        29,006
                                                                  ------------
OIL WELL EQUIPMENT & SERVICES 0.6%
IRI International Corp.* .........................      1,800            5,625
Oceaneering International, Inc.* .................        600            6,000
RPC, Inc. ........................................      1,000            6,125
Zapata Corp.* ....................................      1,000            9,625
                                                                  ------------
                                                                        27,375
                                                                  ------------
Total Other Energy ...............................                     106,713
                                                                  ------------
PRODUCER DURABLES 5.5%
AEROSPACE 0.1%
Ladish Inc.* .....................................        800            5,650
                                                                  ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.7%
Ametek Aerospace Products Inc. ...................      1,500           25,406
Genlyte Group Inc.* ..............................        400            7,238
                                                                  ------------
                                                                        32,644
                                                                  ------------
HOMEBUILDING 1.7%
M.D.C. Holdings Inc.* ............................        800           14,250
NVR Inc.* ........................................        400           17,200
Pulte Corp. ......................................      1,200           28,875
Ryland Group, Inc. ...............................        600           15,300
Skyline Corp. ....................................        200            5,850
                                                                  ------------
                                                                        81,475
                                                                  ------------
INDUSTRIAL PRODUCTS 0.3%
Mine Safety Appliances Co.* ......................        100            6,475
Standex International Corp. ......................        300            7,106
                                                                  ------------
                                                                        13,581
                                                                  ------------
MACHINERY 1.7%
Briggs & Stratton Corp. ..........................        200            9,763
Nacco Industries, Inc. Cl. A .....................        200           17,600
Stewart & Stevenson Services, Inc. ...............        800            6,700
Tecumseh Products Co. Cl. A* .....................      1,000           49,250
                                                                  ------------
                                                                        83,313
                                                                  ------------
MISCELLANEOUS EQUIPMENT 0.3%
Allied Products Corp.* ...........................      1,100            5,431
Sauer, Inc.* .....................................        900            6,694
                                                                  ------------
                                                                        12,125
                                                                  ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.7%
Anacomp Inc.* ....................................        600            8,550
Kimball International Inc. Cl. B* ................      1,600           26,000
                                                                  ------------
                                                                        34,550
                                                                  ------------
Total Producer Durables ..........................                     263,338
                                                                  ------------
TECHNOLOGY 5.7%
COMMUNICATIONS TECHNOLOGY 0.4%
Anixter International, Inc.* .....................      1,000           12,562
Network Equipment Technologies, Inc.* ............        800            7,150
                                                                  ------------
                                                                        19,712
                                                                  ------------
COMPUTER SOFTWARE 1.0%
Informix Corp.* ..................................      5,600           49,000
                                                                  ------------
COMPUTER TECHNOLOGY 1.8%
DecisionOne Holdings Corp.* ......................      1,100            2,681
Intergraph Corp.* ................................      1,300            7,191
Komag Inc.* ......................................      2,200           15,400
Merisel, Inc.* ...................................      2,900            4,894
Safeguard Scientifics, Inc.* .....................      1,100           41,112
Telxon Corp. .....................................        600            3,825
Verio Inc.* ......................................        400           11,350
                                                                  ------------
                                                                        86,453
                                                                  ------------
ELECTRONICS 1.7%
Alliant Technology Systems, Inc.* ................        400           31,675
Avid Technology, Inc.* ...........................        700           20,519
Cubic Corp.* .....................................        400            7,350
Gerber Scientific, Inc. ..........................        600           11,175
Newport News Shipbuilding, Inc. ..................        400           11,575
                                                                  ------------
                                                                        82,294
                                                                  ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.8%
MEMC Electronic Materials, Inc.* .................        900            6,525
Oak Technology, Inc.* ............................      2,100            6,891
VLSI Technology, Inc.* ...........................      1,400           21,700
                                                                  ------------
                                                                        35,116
                                                                  ------------
Total Technology .................................                     272,575
                                                                  ------------
UTILITIES 10.9%
ELECTRICAL 6.3%
Central Hudson Gas & Electric Corp. ..............        700           25,375
CMP Group Inc. ...................................      1,600           27,000
Commonwealth Energy Systems* .....................        700           25,288
Eastern Utilities Associates .....................        600           17,063
El Paso Electric Co.* ............................      1,600           11,500
Hawaiian Electric Industries, Inc. ...............      1,100           38,362
Madison Gas & Electric Co.* ......................        600           12,075
Nevada Power Co. .................................      1,700           40,694
Orange & Rockland Utilities, Inc. ................        500           28,062
Rochester Gas & Electric Corp. ...................      1,500           39,187
TNP Enterprises, Inc.* ...........................        400           11,700
United Illuminating Co.* .........................        600           26,625
                                                                  ------------
                                                                       302,931
                                                                  ------------
GAS DISTRIBUTION 4.3%
AGL Resources Inc.* ..............................      2,000           38,125
Colonial Gas Co.* ................................        200            6,862
Connecticut Energy Corp.* ........................        300            7,819
Laclede Gas Co.* .................................        600           13,800
Peoples Energy Corp. .............................      1,200           40,725
South Jersey Industries, Inc.* ...................        300            7,294
Southwest Gas Corp.* .............................      1,200           34,500
UGI Corp. ........................................        400            8,125
Washington Gas Light Co. .........................      1,600           38,300
Yankee Energy Systems, Inc. ......................        300            7,331
                                                                  ------------
                                                                       202,881
                                                                  ------------
WATER 0.3%
Aquarion Co. .....................................        200            6,763
California Water Service Group ...................        300            7,350
                                                                  ------------
                                                                        14,113
                                                                  ------------
Total Utilities ..................................                     519,925
                                                                  ------------
Total Common Stocks and Investments
  (Cost $4,928,204) - 97.4% ......................                   4,648,389
Cash and Other Assets, Less Liabilities - 2.6% ...                     124,076
                                                                  ------------
Net Assets - 100.0% ..............................                $  4,772,465
                                                                  ============

Federal Income Tax Information:
At February 28, 1999, the net unrealized depreciation of
  investments based on cost for Federal income tax purposes of
  $4,928,204 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost ............    $   216,445
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ............       (496,260)
                                                                  -----------
                                                                  $  (279,815)
                                                                  ===========
-----------------------------------------------------------------------------
*Nonincome-producing securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
February 28, 1999

ASSETS
Investments, at value (Cost $4,928,204) (Note 1) ............  $4,648,389
Cash ........................................................      84,078
Receivable from Distributor (Note 3) ........................     102,250
Dividends and interest receivable ...........................       6,205
Other assets ................................................      16,000
                                                               ----------
                                                                4,856,922
LIABILITIES
Accrued custodian fee .......................................      23,420
Accrued transfer agent and shareholder services
  (Note 2) ..................................................      15,900
Accrued audit fee ...........................................      15,586
Accrued management fee (Note 2) .............................       6,613
Accrued distribution and service fees (Note 5) ..............       2,680
Accrued trustees' fees (Note 2) .............................       2,480
Other accrued expenses ......................................      17,778
                                                               ----------
                                                                   84,457
                                                               ----------
NET ASSETS                                                     $4,772,465
                                                               ==========
Net Assets consist of:
  Undistributed net investment income .......................   $  23,322
  Unrealized depreciation of investments ....................    (279,815)
  Accumulated net realized gain .............................         235
  Paid-in capital ...........................................   5,028,723
                                                               ----------
                                                               $4,772,465
                                                               ==========
Net Asset Value and redemption price per share of
  Class A shares ($504,239 / 56,370 shares) .................       $8.95
                                                                    =====
Maximum Offering Price per share of Class A shares
  ($8.95 / .9425) ...........................................       $9.50
                                                                    =====
Net Asset Value and offering price per share of
  Class B(1) shares ($473,558 / 53,038 shares)* .............       $8.93
                                                                    =====
Net Asset Value and offering price per share of
  Class B shares ($473,558 / 53,038 shares)* ................       $8.93
                                                                    =====
Net Asset Value and offering price per share of
  Class C shares ($473,558 / 53,038 shares)* ................       $8.93
                                                                    =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($2,847,552 / 318,149 shares) .............................       $8.95
                                                                    =====

----------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the period November 30, 1998
(commencement of operations) to February 28, 1999

INVESTMENT INCOME
Dividends .......................................................  $  35,531
Interest ........................................................      3,739
                                                                   ---------
                                                                      39,270
EXPENSES
Custodian fee ...................................................     37,080
Legal fees ......................................................     16,390
Transfer agent and shareholder services (Note 2) ................     15,900
Audit fee .......................................................     15,586
Management fee (Note 2) .........................................      9,722
Registration fees ...............................................      9,000
Reports to shareholders .........................................      8,700
Trustees' fees (Note 2) .........................................      3,480
Service fee-Class A (Note 5) ....................................        305
Distribution and service fees-Class B(1) (Note 5) ...............      1,213
Distribution and service fees-Class B (Note 5) ..................      1,213
Distribution and service fees-Class C (Note 5) ..................      1,213
Miscellaneous  ..................................................        300
                                                                   ---------
                                                                     120,102
Expenses borne by the Distributor (Note 3) ......................   (102,250)
                                                                   ---------
                                                                      17,852
                                                                   ---------
Net investment income ...........................................     21,418
                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ................         87
Net unrealized depreciation of investments ......................   (279,815)
                                                                   ---------
Net loss on investments .........................................   (279,728)
                                                                   ---------
Net decrease in net assets resulting from operations ............  $(258,310)
                                                                   =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the period November 30, 1998
(commencement of operations) to February 28, 1999

INCREASE (DECREASE) IN NET ASSETS
Operations:

Net investment income .........................................  $     21,418
Net realized gain on investments ..............................            87
Net unrealized depreciation of investments ....................      (279,815)
                                                                 ------------
Net decrease resulting from operations ........................      (258,310)
                                                                 ------------

Net increase from fund share transactions (Note 6) ............     5,030,775
                                                                 ------------
Total increase in net assets ..................................     4,772,465
NET ASSETS
Beginning of period ...........................................            --
                                                                 ------------

End of period (including undistributed net
  investment income of $23,322) ...............................  $  4,772,465
                                                                 ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
February 28, 1999

NOTE 1

State Street Research IntelliQuant Portfolios: Small-Cap Value (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund commenced operations in November, 1998. The Trust consists presently of five separate funds: State Street Research IntelliQuant
Portfolios: Small-Cap Value, State Street Research Government Income, State Street Research Strategic Portfolios: Moderate, State Street Research Strategic
Portfolios: Conservative and State Street Research Strategic Portfolios:
Aggressive.

The investment objective of the Fund is to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests primarily in small company value stocks. These may include common and preferred stocks, convertible securities and warrants. In managing the Fund's portfolio, the investment manager uses a disciplined quantitative investment strategy.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the period November 30, 1998 (commencement of operations) to February 28, 1999, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.80% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period November 30, 1998 (commencement of operations) to February 28, 1999, the fees pursuant to such agreement amounted to $9,722.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period November 30, 1998 (commencement of operations) to February 28, 1999, the amount of such expenses was $63.

The fees of the Trustees not currently affiliated with the Adviser amounted to $3,480 during the period November 30, 1998 (commencement of operations) to February 28, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period November 30, 1998 (commencement of operations) to February 28, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $102,250.

NOTE 4

For the period November 30, 1998 (commencement of operations) to February 28, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $4,959,061 and $24,287, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period November 30, 1998 (commencement of operations) to February 28, 1999, fees pursuant to such plan amounted to $305, $1,213, $1,213 and $1,213 for Class A, Class B(1), Class B and Class C shares, respectively.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At February 28, 1999, Metropolitan owned 53,022 shares of each of Class A, Class B(1), Class B and Class C and 318,133 Class S shares of the Fund.

Share transactions were as follows:

                                                        NOVEMBER 30, 1998
                                                        (COMMENCEMENT OF
                                                         OPERATIONS) TO
                                                       FEBRUARY 28, 1999
                                                      ------------------------
CLASS A                                               SHARES          AMOUNT
------------------------------------------------------------------------------
Shares sold ....................................       56,370     $    530,175
                                                      -------     ------------
Net increase ...................................       56,370     $    530,175
                                                      =======     ============

CLASS B(1)                                            SHARES          AMOUNT
------------------------------------------------------------------------------
Shares sold ....................................       53,038     $    500,150
                                                      -------     ------------
Net increase ...................................       53,038     $    500,150
                                                      =======     ============

CLASS B                                               SHARES          AMOUNT
------------------------------------------------------------------------------
Shares sold ....................................       53,038     $    500,150
                                                      -------     ------------
Net increase ...................................       53,038     $    500,150
                                                      =======     ============

CLASS C                                               SHARES          AMOUNT
------------------------------------------------------------------------------
Shares sold ....................................       53,038     $    500,150
                                                      -------     ------------
Net increase ...................................       53,038     $    500,150
                                                      =======     ============

CLASS S                                               SHARES          AMOUNT
------------------------------------------------------------------------------
Shares sold ....................................      318,149     $  3,000,150
                                                      -------     ------------
Net increase ...................................      318,149     $  3,000,150
                                                      =======     ============

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding from November 30, 1998 (commencement of operations) to February 28, 1999(a)

                                       CLASS A        CLASS B(1)       CLASS B         CLASS C         CLASS S
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ($)                               9.43            9.43            9.43            9.43            9.43
                                         ----            ----            ----            ----            ----
  Net investment income ($)*             0.04            0.02            0.02            0.02            0.05
  Net realized and unrealized loss
    on investments ($)                  (0.52)          (0.52)          (0.52)          (0.52)          (0.53)
                                         ----            ----            ----            ----            ----
TOTAL FROM INVESTMENT OPERATIONS ($)    (0.48)          (0.50)          (0.50)          (0.50)          (0.48)
                                         ----            ----            ----            ----            ----
NET ASSET VALUE, END OF PERIOD ($)       8.95            8.93            8.93            8.93            8.95
                                         ====            ====            ====            ====            ====
Total return(b) (%)                     (5.09)(c)       (5.30)(c)       (5.30)(c)       (5.30)(c)       (5.09)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period
  ($ thousands)                           504             474             474             474           2,848
Ratio of operating expenses to
  average net assets (%)*                1.40(d)         2.15(d)         2.15(d)         2.15(d)         1.15(d)
Ratio of net investment income to
  average net assets (%)*                1.83(d)         1.09(d)         1.09(d)         1.09(d)         2.09(d)
Portfolio turnover rate (%)              0.66            0.66            0.66            0.66            0.66
*Reflects voluntary reduction of
  expenses per share of these
  amounts (Note 3) ($)                   0.19            0.19            0.19            0.19            0.19

------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
AND THE SHAREHOLDERS OF STATE STREET RESEARCH
INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research IntelliQuant Portfolios: Small-Cap Value (a series of State Street Research Financial Trust, hereafter referred to as the "Trust") at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 30, 1998 (commencement of operations) to February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 9, 1999

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
INTELLIQUANT PORTFOLIOS:                   Chairman of the Board,                 Chairman of the Board,
SMALL-CAP VALUE                            President and                          President, Chief Executive
One Financial Center                       Chief Executive Officer                Officer and Director,
Boston, MA 02111                                                                  State Street Research &
                                           PETER C. BENNETT                       Management Company
INVESTMENT ADVISER                         Vice President
State Street Research &                                                           STEVE A. GARBAN
Management Company                         JOHN H. KALLIS                         Former Senior Vice President
One Financial Center                       Vice President                         for Finance and Operations and
Boston, MA 02111                                                                  Treasurer, The Pennsylvania
                                           E.K. EASTON RAGSDALE, JR.              State University
DISTRIBUTOR                                Vice President
State Street Research                                                             MALCOLM T. HOPKINS
Investment Services, Inc.                  THOMAS A. SHIVELY                      Former Vice Chairman of the
One Financial Center                       Vice President                         Board and Chief Financial
Boston, MA 02111                                                                  Officer, St. Regis Corp.
                                           JAMES M. WEISS
SHAREHOLDER SERVICES                       Vice President                         DEAN O. MORTON
State Street Research                                                             Former Executive Vice President
Service Center                             GERARD P. MAUS                         Chief Operating Officer
P.O. Box 8408                              Treasurer                              and Director, Hewlett-Packard
Boston, MA 02266-8408                                                             Company
1-800-562-0032                             JOSEPH W. CANAVAN
                                           Assistant Treasurer                    SUSAN M. PHILLIPS
CUSTODIAN                                                                         Dean, School of Business and
State Street Bank and                      DOUGLAS A. ROMICH                      Public Management, George
Trust Company                              Assistant Treasurer                    Washington University; former
225 Franklin Street                                                               Member of the Board of Governors
Boston, MA 02110                           FRANCIS J. MCNAMARA, III               of the Federal Reserve System and
                                           Secretary and General Counsel          Chairman and Commissioner of
LEGAL COUNSEL                                                                     the Commodity Futures Trading
Goodwin, Procter & Hoar LLP                DARMAN A. WING                         Commission
Exchange Place                             Assistant Secretary and
Boston, MA 02109                           Assistant General Counsel              TOBY ROSENBLATT
                                                                                  President,
INDEPENDENT ACCOUNTANTS                    AMY L. SIMMONS                         The Glen Ellen Company
PricewaterhouseCoopers LLP                 Assistant Secretary                    Vice President,
160 Federal Street                                                                Founders Investments Ltd.
Boston, MA 02110
                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

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STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
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